Customer Trust Fund - Investment of Customer Trust Fund (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Money market securities, investments carried at cost and other cash equivalents, Fair Value	$ 1,697.9	$ 2,309.3	$ 1,941.9
Invested customer trust funds, Fair Value	3,418.0	4,091.4	3,697.3
Trust receivables, Fair Value	8.6	8.3	5.5
Total customer trust funds, Fair Value	3,426.6	4,099.7	3,702.8
Money market securities, investments carried at cost and other cash equivalents, Amortized Cost	1,697.9	2,309.3	1,941.9
Invested customer trust funds, Amortized Cost	3,448.4	4,097.2	3,686.8
Trust receivables, Amortized Cost	8.6	8.3	5.5
Total customer trust funds, Amortized Cost	3,457.0	4,105.5	3,692.3
Amortized Cost	1,750.5	1,787.9	1,744.9
Gross Unrealized Gain	2.3	7.5	17.3
Gross Unrealized Loss	(32.7)	(13.3)	(6.8)
Fair value	1,720.1	1,782.1	1,755.4
U.S. Government and Agencies Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	548.6	584.6	607.7
Gross Unrealized Gain		0.1	0.9
Gross Unrealized Loss	(19.1)	(7.1)	(4.7)
Fair value	529.5	577.6	603.9
Canadian and Provincial Government Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	414.6	418.2	380.0
Gross Unrealized Gain	2.1	6.6	12.9
Gross Unrealized Loss	(2.7)	(1.5)	(0.1)
Fair value	414.0	423.3	392.8
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	513.1	472.3	511.7
Gross Unrealized Gain	0.2	0.8	3.1
Gross Unrealized Loss	(6.8)	(2.5)	(1.2)
Fair value	506.5	470.6	513.6
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	249.6	280.8	192.2
Gross Unrealized Gain			0.4
Gross Unrealized Loss	(3.6)	(1.8)	(0.3)
Fair value	246.0	279.0	192.3
Mortgage-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	9.7	15.0	28.7
Gross Unrealized Loss	(0.3)	(0.2)	(0.2)
Fair value	9.4	14.8	28.5
Other Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	14.9	17.0	24.6
Gross Unrealized Loss	(0.2)	(0.2)	(0.3)
Fair value	$ 14.7	$ 16.8	$ 24.3